LONG TERM DEBT - SVB Term Loan (Detail Textuals 2) (Term credit facility, Silicon Valley Bank ("SVB"), USD $)	12 Months Ended		2 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 27, 2013 Subsequent Event Installment
Debt Instrument [Line Items]
Number of equal monthly installments			36
Percent of aggregate amount of the term loan equal to final payment	2.00%
Final payment recorded as discount	$ 60,000
Interest rate			75.00%
Additional term loan			1,000,000
Interest expense on term debt	$ 509,000	$ 524,000